Condensed Statements of Operations (Unaudited) - USD ($)	3 Months Ended		9 Months Ended
	Sep. 30, 2024	Sep. 30, 2023	Sep. 30, 2024	Sep. 30, 2023
Revenue
Revenue	$ 14,407	$ 19,065	$ 35,492	$ 61,607
Cost of revenue	21,332	19,558	64,102	56,312
Gross profit (loss)	(6,925)	(493)	(28,610)	5,295
Operating expenses:
Sales and marketing	232,775	192,896	638,869	577,969
Research and development	195,797	198,252	636,940	652,657
General and administrative	860,461	770,534	2,402,408	2,524,308
Total operating expenses	1,289,033	1,161,682	3,678,217	3,754,934
(Loss) from operations	(1,295,958)	(1,162,175)	(3,706,827)	(3,749,640)
Other income (expense):
Interest expense	(71,527)	(166,332)	(535,199)	(214,850)
Loss on exchange of debt	(6,585)	0	(1,073,317)	0
Loss on extinguishment of debt	0	0	(111,928)	0
Changes in fair value of warrant and derivative liabilities	7,591	330,252	330,632	318,452
Other, net	303	245	93,284	11
Total other income (expense)	(70,218)	164,165	(1,296,528)	103,613
Income (loss) before income taxes	(1,366,176)	(998,010)	(5,003,355)	(3,646,027)
Income tax provision	0	0	0	0
Net income (loss)	(1,366,176)	(998,010)	(5,003,355)	(3,646,027)
Dividends accrued for preferred stockholders	(12,142)	0	(12,142)	0
Net income (loss) allocable to common stockholders	$ (1,378,318)	$ (998,010)	$ (5,015,497)	$ (3,646,027)
Net income (loss) per share allocable to common shareholders, basic	$ (0.15)	$ (1.87)	$ (0.65)	$ (7.07)
Net income (loss) per share allocable to common shareholders, diluted	$ (0.15)	$ (1.87)	$ (0.65)	$ (7.07)
Weighted average shares of common stock outstanding, basic	9,437,871	532,928	7,699,173	515,975
Weighted average shares of common stock outstanding, diluted	9,437,871	532,928	7,699,173	515,975